Description of Business (Details)	12 Months Ended
Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NM
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NMCI
Ownership percentage of Navios Holdings	3.70%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NMM
Ownership percentage of Navios Holdings	20.00%
General partner interest of Navios Holdings	2.00%
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NNA
Percentage of voting stock of Navios Holdings in Navios Acquisition	32.80%
Ownership percentage of Navios Holdings	35.80%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership	Nov. 30, 2018
Navios Containers | Minimum
Subsidiary or Equity Method Investee [Line Items]
Percentage of outstanding common units holders’ vote required to remove the general partner	75.00%